Supplemental Cash Flow Information - Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 895.3	$ 405.6	$ 382.3	$ 530.4
Restricted cash recorded in Prepaid expenses and other current assets	70.1	62.3	42.5	17.5
Total cash, cash equivalents and restricted cash in the statements of cash flows	$ 965.4	$ 467.9	$ 424.8	$ 547.9